MASSMUTUAL PREMIER FUNDS

Supplement dated December 8, 2010 to the

Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

The following information replaces similar information found under Fees and Expenses of the Fund on page 6 for the Short-Duration Bond Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	3.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.40%		.40%		.40%		.40%		.40%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.26%		.31%		.39%		.39%		.44%
Total Annual Fund Operating Expenses	.66%		.71%		.79%		1.04%		1.34%
Fee Waiver	(.10%	)	(.10%	)	(.10%	)	(.10%	)	(.10%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.56%		.61%		.69%		.94%		1.24%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through February 29, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$57	$199	$355	$811
Class Y	$62	$214	$383	$871
Class L	$70	$240	$426	$966
Class A	$443	$657	$892	$1,565
Class N	$226	$412	$722	$1,602
Class N (no redemption)	$126	$412	$722	$1,602

The following information replaces similar information found under Fees and Expenses of the Fund on page 14 for the Core Bond Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.48%		.48%		.48%		.48%		.48%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.25%		.30%		.37%		.37%		.44%
Total Annual Fund Operating Expenses	.73%		.78%		.85%		1.10%		1.42%
Fee Waiver	(.13%	)	(.13%	)	(.13%	)	(.13%	)	(.13%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.60%		.65%		.72%		.97%		1.29%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .13% of the management fees of the Fund through February 29, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$61	$217	$390	$891
Class Y	$66	$233	$417	$951
Class L	$74	$255	$455	$1,034
Class A	$569	$793	$1,037	$1,738
Class N	$231	$433	$761	$1,688
Class N (no redemption)	$131	$433	$761	$1,688

The following information replaces similar information found under Fees and Expenses of the Fund on page 18 for the Diversified Bond Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	4.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.50%		.50%		.50%		.50%		.50%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.33%		.38%		.39%		.38%		.43%
Total Annual Fund Operating Expenses	.83%		.88%		.89%		1.13%		1.43%
Fee Waiver	(.12%	)	(.12%	)	(.12%	)	(.12%	)	(.12%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	.71%		.76%		.77%		1.01%		1.31%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .12% of the management fees of the Fund through February 29, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$73	$250	$446	$1,011
Class Y	$78	$266	$473	$1,070
Class L	$79	$269	$478	$1,082
Class A	$573	$803	$1,054	$1,771
Class N	$233	$438	$767	$1,700
Class N (no redemption)	$133	$438	$767	$1,700

The following information supplements the information found under Principal Investment Strategies beginning on page 22 for the High Yield Fund:

Currently, Babson Capital does not expect that the Fund will invest more than 20% of its total assets in bank loans.

The following information supplements the information found under Principal Risks beginning on page 23 for the High Yield Fund:

Bank Loans Risk The bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. In the event of insolvency of an agent bank, a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in connection with the loan. Senior secured bank loans are supported by collateral, however the value of the collateral may be insufficient to cover the amount owed to the Fund.

The following information replaces the information found under Portfolio Manager on page 25 for the High Yield Fund:

Portfolio Managers:

Jill A. Fields is a Managing Director and member of Babson Capital’s High Yield Investment Team. She has managed the Fund since its inception.

Sean M. Feeley is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since December 2010.

Scott D. Roth is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since December 2010.

Jeffrey S. Stewart is a Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since December 2010.

The following information supplements the information found under Principal Investment Strategies on page 49 for the Main Street Fund:

The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities. The Fund generally will not invest more than 15% of its total assets in foreign securities.

The following information supplements the information found under Principal Risks on page 49 for the Main Street Fund:

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Foreign securities are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of the Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

The following information supplements the information found under Principal Investment Strategies on page 65 for the Main Street Small Cap Fund:

The Fund generally will not invest more than 15% of its total assets in foreign securities.

The following information supplements the information found under Principal Investment Strategies on page 69 for the Small Company Opportunities Fund:

The Fund generally will not invest more than 15% of its total assets in foreign securities.

The following information replaces similar information found under Fees and Expenses of the Fund on page 80 for the Focused International Fund:

Shareholder Fees (fees paid directly from your investment)

	Class S	Class Y	Class L	Class A	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class S		Class Y		Class L		Class A		Class N
Management Fees	.90%		.90%		.90%		.90%		.90%
Distribution and Service (Rule 12b-1) Fees	None		None		None		.25%		.50%
Other Expenses	.28%		.38%		.53%		.53%		.68%
Total Annual Fund Operating Expenses	1.18%		1.28%		1.43%		1.68%		2.08%
Fee Waiver	(.10%	)	(.10%	)	(.10%	)	(.10%	)	(.10%	)
Total Annual Fund Operating Expenses after Fee Waiver(1)	1.08%		1.18%		1.33%		1.58%		1.98%

(1)	The expenses in the above table reflect a written agreement by MassMutual to waive .10% of the management fees of the Fund through February 29, 2012. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MassMutual.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$110	$362	$637	$1,421
Class Y	$120	$393	$690	$1,534
Class L	$135	$440	$770	$1,702
Class A	$726	$1,063	$1,424	$2,438
Class N	$301	$640	$1,107	$2,400
Class N (no redemption)	$201	$640	$1,107	$2,400

The following information supplements the information found in the section titled Summary of Principal Risks beginning on page 89:

•	Bank Loans Risk

The risks associated with bank loans are similar to the risks of lower-rated fixed income securities, although bank loans are typically senior and secured in contrast to lower-rated fixed income securities, which are often subordinated and unsecured. In the event of the insolvency of an agent bank (in a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of administrative duties involved in the day-to-day administration of the loan), a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing interest rate calculations, processing draws, etc.). The value of the collateral securing a bank loan may decline after the Fund invests and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law, or may be difficult to sell. In the event that a borrower defaults, a Fund’s access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, the Fund might not receive payments to which it is entitled.

The following information replaces the information for Jill A. Fields on page 100 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Jill A. Fields

is a Managing Director and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the High Yield Fund and is principally responsible for the day-to-day management of the high yield segment of the Diversified Bond Fund. Ms. Fields has over 24 years of industry experience and, prior to joining Babson Capital in 1997, was Director of Corporate Bond Research at The Hartford Life Insurance Group, where she was responsible for investment research, trading approval, and credit risk management.

Sean M. Feeley

is a Managing Director, Head of Babson Capital’s High Yield Research Team, and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the High Yield Fund. Mr. Feeley, a Chartered Financial Analyst and Certified Public Accountant, has over 21 years of industry experience, and prior to joining Babson Capital in 2003, was employed by Cigna Investment Management in project finance and Credit Suisse in its leveraged finance group.

Scott D. Roth

is a Managing Director and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the High Yield Fund. Mr. Roth, a Chartered Financial Analyst, has over 17 years of industry experience and, prior to joining Babson Capital in 2002, was employed by Webster Bank, was a high yield analyst at Times Square Capital Management, and was an underwriter at Chubb Insurance Company.

Jeffrey S. Stewart

is a Director and member of Babson Capital’s High Yield Investment Team and shares principal responsibility for the day-to-day management of the High Yield Fund. Mr. Stewart, a Chartered Financial Analyst, has over 17 years of industry experience and, prior to joining Babson Capital in 2008, was employed as a managing director at Piper Jaffray, a senior research analyst at Wachovia Securities, and an equity analyst at Interstate Johnson Lane and J.C. Bradford.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-10-07

MASSMUTUAL PREMIER FUNDS

MassMutual Premier High Yield Fund

Supplement dated December 8, 2010 to the

Summary Prospectus dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

The following information supplements the information found under Principal Investment Strategies:

Currently, Babson Capital does not expect that the Fund will invest more than 20% of its total assets in bank loans.

The following information supplements the information found under Principal Risks:

Bank Loans Risk The bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. In the event of insolvency of an agent bank, a loan could be subject to settlement risk, as well as the risk of interruptions in the administrative duties performed in connection with the loan. Senior secured bank loans are supported by collateral, however the value of the collateral may be insufficient to cover the amount owed to the Fund.

The following information replaces the information found under Portfolio Manager:

Portfolio Managers:

Jill A. Fields is a Managing Director and member of Babson Capital’s High Yield Investment Team. She has managed the Fund since its inception.

Sean M. Feeley is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since December 2010.

Scott D. Roth is a Managing Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since December 2010.

Jeffrey S. Stewart is a Director and member of Babson Capital’s High Yield Investment Team. He has managed the Fund since December 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

10-02

MASSMUTUAL PREMIER FUNDS

Supplement dated December 8, 2010 to the

Statement of Additional Information dated March 1, 2010

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information supplements the information found in the section titled Additional Investment Policies beginning on page 3:

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. Alternatively, a Fund may invest in loans through novations, assignments and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan or acquires a participation interest in a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor or participating institution to demand payment and enforce rights under the loan. (There may be one or more assignors or participating institutions prior in time to the Fund.)

Loans in which a Fund may invest are subject generally to the same risks as debt securities in which the Fund may invest. In addition, loans in which a Fund may invest, including bridge loans, are generally made to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities, including bridge loans. A significant portion of the loans purchased by a Fund may represent interests in loans made to finance highly leveraged corporate acquisitions, known as “leveraged buy-out” transactions, leveraged recapitalization loans and other types of acquisition financing. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions.

Loans generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loans in secondary markets. As a result, a Fund may be unable to sell loans at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value. If a Fund only acquires a participation in the loan made by a third party, the Fund may not be able to control the exercise of any remedies that the lender would have under the loan. In addition, a Fund may have to rely on the lender that sold the participation to demand and receive payments in respect of the loans, and to pay those amounts on to the Fund; the Fund will be subject to the risk that the lender that sold the participation may be unwilling or unable to do so. In such a case, the Fund would not likely have any rights over against the borrower directly.

Certain of the loans acquired by a Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. A Fund may be required to fund such advances at times and in circumstances where the Fund might not otherwise choose to make a loan to the borrower.

The value of collateral, if any, securing a loan can decline, or may be insufficient to meet the borrower’s obligations or difficult to liquidate. In addition, a Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. If a secured loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under legal theories of lender liability, a Fund potentially might be held liable as a co-lender.

The following information replaces similar information for Jill Fields under Babson Capital Management LLC (“Babson Capital”) found on page 159 in the section titled Appendix C – Additional Portfolio Manager Information:

*	The table below reflects assets managed by the high yield investment team, including:

Jill Fields

Sean Feeley

Scott Roth

Jeffrey Stewart

	Assets	#Accounts
Registered Investment Cos	$661,214,267	4
Other Commingled Funds	$144,348,751	2
Other Accounts	$3,689,193,403	10

*	Data as of October 31, 2010. None of the accounts charge a performance-based fee.

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SAI B3000M-10-07